Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital Class A Common Shares	Issued capital Class B Subordinate Voting Shares	Retained earnings	Contributed surplus	Accumulated other comprehensive income attributable to shareholders of the company	Non-controlling interests
Beginning of year at Dec. 31, 2023			$ 6,458	$ 19,618	$ 213	$ 693	$ 1,304
Share repurchases (Note 27(i))			(251)	(1,010)
Issued on exercise of options			228		(56)
Profit for the year attributable to shareholders of the company	$ 406			406
Dividends paid (Note 27(h))				(514)
Other comprehensive income (loss)						1,750
Remeasurements of retirement benefit plans	(5)			46		46
Share option compensation expense (Note 27(d))					21
Loss for the year attributable to non-controlling interests	(123)						(123)
Other comprehensive income attributable to non-controlling interests							34
Change from the NSC/POSCO transaction (Note 5(b))							3,155
Sale of steelmaking coal business (Note 5(b))				(1,485)			(3,261)
Contributions from non-controlling interests							263
Distributions to non-controlling interests							(353)
End of year at Dec. 31, 2024	27,096	$ 6	6,435	17,061	178	2,397	1,019
Share repurchases (Note 27(i))			(246)	(779)
Issued on exercise of options			35		(9)
Profit for the year attributable to shareholders of the company	1,401			1,401
Dividends paid (Note 27(h))				(246)
Other comprehensive income (loss)						(1,153)
Remeasurements of retirement benefit plans	14			14		14
Share option compensation expense (Note 27(d))					16
Loss for the year attributable to non-controlling interests	(329)						(329)
Other comprehensive income attributable to non-controlling interests							64
Change from the NSC/POSCO transaction (Note 5(b))							0
Sale of steelmaking coal business (Note 5(b))				0			0
Contributions from non-controlling interests							160
Distributions to non-controlling interests							(3)
End of year at Dec. 31, 2025	$ 26,007	$ 6	$ 6,224	$ 17,451	$ 185	$ 1,230	$ 911